Non-Controlling Interests	12 Months Ended
Dec. 31, 2015
Noncontrolling Interest [Abstract]
Noncontrolling Interest Disclosure [Text Block]
(15)	Non-Controlling Interests

Non-controlling interests are summarized as follows:

	December 31,
	2014	2015
	RMB	RMB	US$

Non-controlling interests in Tianwei Yingli*	1,329,465	1,133,232	174,941
Non-controlling interests in Hainan Yingli	114,457	56,468	8,717
Non-controlling interests in Yingli Lixian	31,298	8,419	1,300
Non-controlling interests in Yingli Shenzhen	24,041	26,498	4,091
Non-controlling interests in Yingli Greece	11,557	(1,696)	(262)
Non-controlling interests in other subsidiaries	8,227	4,612	711
	1,519,045	1,227,533	189,498

Non-controlling interests excludes those classified as a liability as discussed in Note (12)

The movements of non-controlling interests during the years ended December 31, 2013, 2014 and 2015 are as follows:

	For the Years Ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Balance at beginning of year	1,846,905	1,619,045	1,519,045
Add:
Capital contribution to subsidiaries by non-controlling interests	—	980	18
Net loss attributable to non-controlling interests	(110,473)	(101,526)	(298,310)
Share-based compensation	1,682	—	—
Currency translation adjustments of subsidiaries	(4,486)	546	10,121
Less:
Profit distribution by a subsidiary	(8,888)	—	—
Purchase of non-controlling interest	(105,695)	—	(3,341)
Balance at the end of year	1,619,045	1,519,045	1,227,533

*Prior to FY 2014, Baoding Tianwei Baobian Electric Co., Ltd. (“Tianwei Baobian”), a third party, held 25.99% equity interest in Tianwei Yingli. In May 2014, the Company, Baoding Tianwei Group Co., Ltd.(“ Tianwei Group”), and Tianwei Baobian entered into a new joint venture contract and Tianwei Baobian transferred 7% equity interest in Tianwei Yingli to Tianwei Group. Under a Sino-foreign equity joint venture company contract with Tianwei Baobian and Tianwei Group, it provides that Tianwei Baobian and/or Tianwei Group will have a right to swap the shares of the Company with the all but not part shares of the non-controlling interest in Tianwei Yingli. The terms of the swap will be discussed separately at the time of the swap. The Company does not account for such share swap until a separate agreement is signed that clearly states the terms and basis of the share swap between the non-controlling shareholders and the Company. Tianwei Baobian and/or Tianwei Group may exercise this subscription right after certain conditions are satisfied following the completion of the Company’s IPO. Tianwei Baobian and/or Tianwei Group’s subscription rights to subscribe for newly issued ordinary shares of the Company in exchange for all but not part of Tianwei Baobian and/or Tianwei Group’s equity interest in Tianwei Yingli did not have an effect on earnings per share as these rights are contingent upon Tianwei Baobian and/or Tianwei Group obtaining all necessary approvals from relevant PRC government authorities for acquiring our ordinary shares in the future. As of December 31, 2015, Tianwei Baobian and/or Tianwei Group haven’t exercised this subscription right.

Subject to applicable laws in the PRC, the Cayman Islands, any jurisdiction in which our ordinary shares are listed and any jurisdiction in which a qualified securities exchange, including the NYSE, is located and further subject to the listing rules of such exchange, Tianwei Baobian and/or Tianwei Group may exercise the subscription right by sending a written notice to us within one month following the first date on which all conditions listed above are satisfied, accompanied by copies of related approvals and opinion of counsel. Prior to exercising its subscription right, Tianwei Baobian and/or Tianwei Group is required to retain an asset valuation firm reasonably acceptable to us to obtain a valuation of Tianwei Baobian and/or Tianwei Group’s equity interest in Tianwei Yingli in accordance with internationally accepted valuation methods and relevant PRC laws and regulations. The valuation report will need to be acknowledged by both Tianwei Baobian and/or Tianwei Group and us. The number of our new ordinary shares that we are obligated to issue to Tianwei Baobian and/or Tianwei Group upon its exercise of the subscription right will be calculated. Number of new shares to be issued to Tianwei Baobian and/or Tianwei Group = Total number of our shares immediately before the exercise of the subscription right *(Percentage of Tianwei Baobian and/or Tianwei Group’s equity interest in Tianwei Yingli immediately before the exercise of the subscription right/ Percentage of our equity interest in Tianwei Yingli immediately before the exercise of the subscription right)